USAA S&P 500 INDEX FUND
Risk Return Summary USAA S&P 500 Index Fund
INVESTMENT OBJECTIVE

The USAA S&P 500 Index Fund (the Fund) seeks to match, before fees and expenses, the performance of the stocks composing the S&P 500 Index[1]. The S&P 500 Index emphasizes stocks of large U.S. companies.

[1]  “Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for our use.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USAA S&P 500 INDEX FUND - USD ($)	Member Shares		Reward Shares
Account Maintenance Fee (for Fund account balances below $10,000)	$ 10	[1]	none
[1]	USAA Shareholder Account Services, the Fund's transfer agent, assesses a $10 annual account maintenance fee to allocate part of the fixed costs of maintaining shareholder accounts. USAA Asset Management Company, the Fund's investment adviser (the Adviser) deducts $2.50 per quarter from your account to pay the annual fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - USAA S&P 500 INDEX FUND		Member Shares	Reward Shares
Management Fee		0.10%	0.10%
Distribution and/or Service (12b-1) Fees		none	none
Other Expenses		0.18%	0.08%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Operating Expenses	[1]	0.29%	0.19%
Reimbursement from Adviser	[2]	(0.03%)	(0.03%)
Total Annual Operating Expenses After Reimbursement		0.26%	0.16%
[1]	The total annual operating expenses for the Member Shares and Reward Shares may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Member Shares and Reward Shares and do not include acquired fund fees and expenses.
[2]	The Adviser has agreed, through May 1, 2017, to make payments or waive management, administration, and other fees to limit the expenses of the Member Shares and Reward Shares so that the total annual operating expenses of the Member Shares and Reward Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.25% of the Member Shares' and 0.15% of the Reward Shares' average daily net assets, respectively. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Adviser at any time after May 1, 2017.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Member Shares and Reward Shares is not continued beyond one year.

Expense Example - USAA S&P 500 INDEX FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Member Shares	27	90	160	365
Reward Shares	16	58	104	240

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

For the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund’s principal investment strategy is, under normal market conditions, to invest at least 80% of the Fund’s assets in the common stocks of companies composing the S&P 500 Index. This strategy may be changed upon 60 days’ written notice to shareholders.

In seeking to track the performance of the S&P 500 Index, the Fund’s subadviser, Northern Trust Investments, Inc. (NTI), attempts to allocate the Fund’s investments among stocks in approximately the same weightings as the S&P 500 Index, beginning with the stocks that make up the larger portion of the index’s value. The Fund is rebalanced as required to reflect index changes and to accommodate Fund cash flows. NTI may exclude or remove any S&P stock from the Fund if NTI believes that the stock is illiquid or has been impaired by financial conditions or other extraordinary events.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. As you consider an investment in the Fund, you should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the Fund for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The equity securities in the Fund’s portfolio are subject to stock market risk. A company’s stock price in general may decline over short or even extended periods, regardless of the success or failure of a company’s operations. Equity securities tend to be more volatile than debt securities.

While the Fund attempts to match the S&P 500 Index as closely as possible, the ability of the Fund to meet its investment objective depends to some extent on the cash flow in and out of the Fund. The Fund’s performance may be affected by factors such as the size of the Fund’s portfolio, transaction costs, management fees and expenses, and brokerage commissions and fees. Changes in the Fund’s cash flow may affect how closely the Fund will track the S&P 500 Index.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares, Member Shares and Reward Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Member Shares’ volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund’s benchmark.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the Fund’s most current performance information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

RISK/RETURN BAR CHART Annual Returns For Periods Ended December 31

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.91%	June 30, 2009
Lowest Quarter Return	-21.99%	December 31, 2008
Year-to-Date Return	1.28%	March 31, 2016

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are shown only for the Member Shares and may differ for the Reward Shares class.

AVERAGE ANNUAL TOTAL RETURNS For The Periods Ended December 31, 2015
Average Annual Total Returns - USAA S&P 500 INDEX FUND		1 Year	5 Years	10 Years
Member Shares | Return Before Taxes	[1]	1.13%	12.28%	7.06%
Member Shares | Return After Taxes on Distributions	[1]	0.67%	11.70%	6.64%
Member Shares | Return After Taxes on Distributions and Sale of Fund Shares	[1]	1.00%	9.83%	5.73%
Reward Shares | Return Before Taxes	[1]	1.23%	12.40%	7.19%
Reward Shares | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		1.38%	12.56%	7.30%
[1]	excludes $10 account maintenance fee, which is waived for accounts of $10,000 or more.